RECLAMATION BONDS AND PROVISIONS (Details Narrative) - USD ($)	Apr. 05, 2024	Dec. 31, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face value	$ 201,200
Surety Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, annual payment		$ 8,340
Deposit		100,000
Debt instrument, face value		$ 278,000